Secured Investor Certificates	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Secured Investor Certificates

4. SECURED INVESTOR CERTIFICATES

Secured investor certificates are collateralized by certain mortgage loans receivable or secured church bonds of approximately the same value as the certificates. The weighted average interest rate on the certificates was 6.58% at both March 31, 2015 and December 31, 2014. Holders of the secured investor certificates may renew certificates at the current rates and terms upon maturity at the Company’s discretion. Renewals upon maturity are considered neither proceeds from nor issuance of secured investor certificates. Renewals totaled approximately $148,000 and $352,000 for the three months ended March 31, 2015 and 2014, respectively. The secured investor certificates have certain financial and non-financial covenants identified in the respective series’ trust indentures.

The estimated maturity schedule for the secured investor certificates at March 31, 2015 is as follows:

April 1, 2015 through March 31, 2016	$ 1,975,000
April 1, 2016 through December 31, 2016	3,021,000
2017	2,803,000
2018	4,101,000
2019	2,018,000
Thereafter	14,123,000

Totals	$28,041,000

4. SECURED INVESTOR CERTIFICATES

Secured investor certificates are collateralized by certain mortgage loans receivable or secured church bonds of approximately the same value as the certificates. The weighted average interest rate on the certificates was 6.58% and 6.63% at December 31, 2014 and 2013, respectively. Holders of the secured investor certificates may renew certificates at the current rates and terms upon maturity at the Company’s discretion. Renewals upon maturity are considered neither proceeds from nor issuance of secured investor certificates. Renewals totaled approximately $989,000 and $632,000 during 2014 and 2013, respectively. The secured investor certificates have certain financial and non-financial covenants identified in the respective series’ trust indentures.

The estimated maturity schedule for the secured investor certificates at December 31, 2014 is as follows:

2015	$ 2,340,000
2016	3,120,000
2017	2,803,000
2018	4,092,000
2019	1,893,000
Thereafter	13,498,000

Totals	$27,746,000

In July 2014, the Company filed a registration statement with the Securities and Exchange Commission to offer $10,000,000 worth of Series D secured investor certificates. The offering was declared effective by the SEC on August 12, 2014. The certificates are being offered in multiples of $1,000 with interest rates ranging from 4.00% to 7.00%, subject to changing market rates, and maturities from 5 and 7 to 15 years. The certificates are collateralized by certain mortgage loans receivable and church bonds of approximately the same value. At December 31, 2014, approximately 3,447 Series D certificates had been issued and were outstanding for $3,447,000.